Contingencies and Commitments (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Contingencies and Commitments
Contingencies and Commitments
12.	Contingencies and Commitments

Operating Leases

The Company recorded rent expense of $3.2 million and $2.6 million during the three months ended June 30, 2020 and 2019, respectively, and $9.3 million and $7.2 million during the nine months ended June 30, 2020 and 2019, respectively. The Company leases certain facilities and equipment under noncancelable operating lease agreements having terms in excess of one year, which expire at various dates through 2037.

Claims and Litigation

The Company is involved in various legal proceedings as either the defendant or plaintiff. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between the affected parties and other actions. Management assesses the probability of losses or gains for such contingencies and accrues a liability and/or discloses the relevant circumstances as appropriate. In the opinion of management, it is not reasonably probable that the pending litigation, disputes or claims against the Company, if decided adversely, will have a material adverse effect on its financial condition, results of operations or cash flows. Additionally, based on the Company’s review of the various types of claims currently known, there is no indication of a material reasonably possible loss in excess of amounts accrued. The Company currently does not anticipate that any known claim will materially adversely affect our financial condition, liquidity, or results of operations. However, the outcome of any matter cannot be predicted with certainty, and an unfavorable resolution of one or more matters presently known or arising in the future could have a material adverse effect on the Company’s financial condition, liquidity or results of operations.

4	Commitments and Contingencies
We did not have any commitments or contingencies as of April 3, 2019 or September 30, 2019.
OneWater LLC [Member]
Contingencies and Commitments
Contingencies and Commitments
19	Contingencies and Commitments

The Company recorded rent expense of $10.1 million, $8.0 million and $6.0 million during the years ended September 30, 2019, 2018 and 2017, respectively. The Company leases certain facilities and equipment under noncancelable operating lease agreements having terms in excess of one year expiring through 2031.

Future minimum lease payments under these noncancelable leases as of September 30, 2019, are summarized as follows:

For the year ending September 30:	($ in thousands)
2020	$10,261
2021	9,407
2022	8,799
2023	8,473
2024	8,317
Thereafter	55,793
$101,050

Sale and Leaseback

In accordance with ASC 840-40 “Sales-Leaseback Transactions,” at September 30, 2019 the Company has a deferred gain of $1.7 million, related to the sale and leaseback of certain operating facilities and equipment. The deferred gain is being amortized over the life of the leases through July 2024. The Company recognized a loss of $1.4 million related to the sale and leaseback of certain operating facilities and equipment. Total proceeds from sales and leaseback in Fiscal 2019 were $15.6 million.

Acquisition Contingent Consideration

A portion of the purchase price of the Texas Marine and Grande Yachts acquisitions was contingent upon certain performance criteria. There were no outstanding contingencies recorded as of September 30, 2019. As of September 30, 2018, the Company has recorded an estimate of contingent consideration for Texas Marine and Grande Yachts of $2.6 million and $0.9 million, respectively. The acquisition contingent consideration liability has been accounted for based on inputs that are unobservable and significant to the overall fair value measurement (Level 3). These amounts have been recorded in other payables and accrued expenses and other long-term liabilities in the consolidated financial statements.

Employment Agreements

The Company is party to employment agreements with certain executives, which provide for compensation, other benefits and severance payments under certain circumstances. The Company also has consulting and noncompete agreements in place with previous owners of acquired companies.

Claims and Litigation

The Company is involved in various legal proceedings as either the defendant or plaintiff. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between the affected parties and other actions. Management assesses the probability of losses or gains for such contingencies and accrues a liability and/or discloses the relevant circumstances as appropriate. In the opinion of management, it is not reasonably probable that the pending litigation, disputes or claims against the Company, if decided adversely, will have a material adverse effect on its financial condition, results of operations or cash flows. Additionally, based on the Company’s review of the various types of claims currently known, there is no indication of a material reasonably possible loss in excess of amounts accrued. The Company currently does not anticipate that any known claim will materially adversely affect our financial condition, liquidity, or results of operations. However, the outcome of any matter cannot be predicted with certainty, and an unfavorable resolution of one or more matters presently known or arising in the future could have a material adverse effect on the Company’s financial condition, liquidity or results of operations.

Risk Management

The Company is exposed to various risks of loss related to torts; theft of, damage to, and destruction of assets; errors and omissions and natural disasters for which the Company carries commercial insurance. There have been no significant reductions in coverage from the prior year and settlements have not exceeded coverage in the past years.

Major Vendors

Sales of new boats from the Company’s top ten brands represents approximately 40.4%, 40.0% and 44.7% of total sales for the years ended September 30, 2019, 2018 and 2017, respectively, making them major suppliers of the Company.